Long-term Investment	12 Months Ended
Dec. 31, 2025
Long-term Investment
Long-term Investment

9.    Long-term Investment

	As of December 31,
	2024	2025
	US$	US$
Time deposit	151,185	53,033
U.S. treasury securities (1)	20,275	15,215
Investments in available-for-sale debt securities (2)	6,921	7,207
Investments in equity securities accounted for under alternative measurement (3)	1,516	1,516
Investment in an equity security with readily determinable fair values	195	242
Total long-term investments	180,092	77,213
(1)

The Group invested in U.S. treasury securities with original maturities of two or three years and accounted for as held-to-maturity investments measured at amortized cost. The allowance of credit losses for these securities was immaterial. The carrying amount of U.S. treasury securities approximates their fair value due to the fact that the related effective interest rates approximate rates currently offered by financial institutions for similar debt instruments with comparable maturity term.

(2)	As of December 31, 2024 and 2025, the balance represents the Group’s shareholding interests of several privately held companies.

As the Group has the right to request each investee to redeem the Group’s investments at the Group’s investment cost plus interest if the investee fails to meet certain predetermined conditions, the redeemable shares of the investees purchased by the Group were classified as an available-for-sale debt investments and were measured at their respective fair values. For the years ended December 31, 2023, 2024 and 2025, the fair value changes of the Group’s investments in these privately held companies were other comprehensive loss of US$7,791 and other comprehensive income of US$14 and US$115, respectively.

For two of the aforementioned investments, the Group recorded an impairment loss of US$15,537 in general and administrative expenses on the consolidated statements of comprehensive (loss)/income, and transferred out the related investments’ historical fair value change reflected in accumulated other comprehensive income accordingly, as a result of the Group’s impairment assessment on this investment as of December 31, 2023. For the years ended December 31, 2024 and 2025, the Group further recorded an impairment loss of US$261 and reversed the impairment of US$53 in general and administrative expenses on the consolidated statements of comprehensive (loss)/income, respectively.

For the other one of the aforementioned investments, during the year 2024, the Group redeemed a portion of its investment and recorded a gain of US$451 in financial income on the consolidated statements of comprehensive (loss)/income. The related historical fair value change of this investment, included in accumulated other comprehensive income was transferred out accordingly.

(3)

For investments in equity securities accounted for under alternative measurement represent investments in one privately held company and one limited partnership fund. For these investments which the Group cannot exercise significant influence and does not have a readily determinable fair value, the Group has elected to apply the measurement alternative and recorded these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes, in accordance with ASC topic 321.